Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued payroll and related liabilities		$ 2,977	$ 3,778
Accrued bonus and commissions		3,610	999
Accrued insurance liabilities		920	637
Accrued job costs		6,400	2,600
Other accrued liabilities		1,753	1,030
Total	$ 20,579	$ 15,660	$ 9,044